Consolidated Segment Data - Schedule of Segment Reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Revenues	$ 13,791,303	$ 20,578,340	[1]	$ 18,189,274	[1]
(Loss) income from operations	(4,172,161)	168,824		(450,703)
Corporate other income, net	669,755	956,753		758,073
Corporate interest income	133,517	36,381		7,900
Corporate interest expense	(499,852)	(484,403)		(450,024)
Corporate warrant income				3,720
Income (loss) before income taxes	(3,868,741)	677,555		(131,034)
Income tax benefit	274,480	1,201,231		1,070,343
Net (loss) income	(3,594,261)	1,878,786		939,309
Less: (Loss) income attributable to the non-controlling interest	11,929	(186,803)		(80,704)
Net (loss) income attributable to the Company	(3,582,332)	1,691,983		858,605
Non-cash employee compensation	494,316	584,629		487,407
Depreciation and amortization	2,900,952	3,674,537		2,856,906
Provisions for bad debt allowance on accounts receivable, other receivable and advances to suppliers	3,628,544	830,266		422,388
Inventory obsolescence provision	115,191	30,403		176,570
Impairment of long-term investments		45,400
Total assets	40,615,546	41,615,814
TIT Segment [Member]
Revenues	241,132	383,420	[1]	1,239,002	[1]
(Loss) income from operations	(662,556)	(528,891)		(979,973)
Depreciation and amortization	17,278	13,941		36,018
Provisions for bad debt allowance on accounts receivable, other receivable and advances to suppliers	344,550	(438,378)		273,706
Inventory obsolescence provision	2,366	9,261		158,357
Total assets	725,088	1,056,582
CBT Segment [Member]
Revenues	13,550,171	20,194,920	[1]	16,950,272	[1]
(Loss) income from operations	(2,037,151)	2,391,930		1,934,001
Depreciation and amortization	2,883,674	3,660,596		2,820,888
Provisions for bad debt allowance on accounts receivable, other receivable and advances to suppliers	3,283,994	1,268,644		148,682
Inventory obsolescence provision	112,824	21,142		18,213
Impairment of long-term investments		45,400
Total assets	39,755,020	40,529,876
Corporate and Others [Member]
(Loss) income from operations	(1,472,454)	(1,694,215)	[2]	(1,404,731)	[2]
Non-cash employee compensation	494,316	584,629		$ 487,407
Total assets	$ 135,438	$ 29,356

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	Includes non-cash compensation, professional fees and consultancy fees for the Company.